January 30, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, DC 20549

RE:	ICON Funds (the “Trust”)
(File Nos. 333-14927 and 811-7883)
CIK No. 0001025770

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the above-referenced Trust hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated January 24, 2020 does not differ materially from the form of Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement. This Amendment was electronically filed under 485(b) as Post-Effective Amendment No. 63 on January 24, 2020 (Accession No: 0001387131-19-000323)).

If you have any questions regarding this certification, please contact me at (303) 328-9220.

Respectfully,
/s/ Brian Harding
Principal Financial Officer of the Trust

cc:	Theresa Mehringer, Esq.
Jack Quillin, CCO of the Trust